Net Loss Per Share - Antidilutive Securities (Q2) (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	11,240,688	11,240,688	11,500,000
Private placement warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	7,146,000	7,146,000	7,146,000
2024 WTI Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,000,000	1,000,000
Convertible Debentures
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	2,817,200	2,817,200
2025 WTI Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	495,074	495,074
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	41,762	26,516	1,011,869
Series C Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	189,000	194,062
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,596,702	1,596,702	975,409
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	2,148,001	2,148,001	2,036,476
SARs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	320,000	320,000	320,000